Exhibit 2.01

Independent Accountants’ Agreed‑Upon Procedures Report

Santiago Sponsor, LLC and
Santiago Holdings, LP (together, the “Company”)
BofA Securities, Inc. (the “Structuring Agent”)
SMBC Nikko Securities America, Inc.
Barclays Capital Inc.
Citigroup Global Markets Inc.
Mizuho Securities USA LLC
(together, the “Specified Parties”)

Re:	Nelnet Student Loan Trust 2025-D – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “NELNSD40.DAT_20251001_010733.txt” provided by the Company on October 13, 2025, containing information on 659,520 student loans (the “Student Loans”) as of September 30, 2025 (the “Data File”), of which we were informed 52,730 Student Loans (the “NSLT 2025-D Data File”) are intended to be included as collateral in the offering of Nelnet Student Loan Trust 2025-D. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Nelnet Servicing System” means Nelnet, Inc.’s (“Nelnet”) servicing system for Student Loans serviced by Nelnet.

•
The term “Eligible Student Loans List” means an electronic data file entitled “NSLT 2025-D Eligible Loans for Sample 20251014.xlsx” provided by the Structuring Agent on October 14, 2025, on behalf of the Company, containing Borrower and Loan ID’s for 240,058 Student Loans in the Data File that are eligible to be securitized.

•	The term “Loan Status Mapping” means loan status descriptions and mapping provided by Nelnet, on behalf of the Company, attached hereto as Exhibit B.

•	The term “Sources” means the following information provided by Nelnet, on behalf of the Company:

−	Loan Status Mapping;

−	Promissory Note; and,

−
Note Disbursements Screen, Note Detail 1 Screen, Note Detail 2 Screen, Payment History for Loan Status and Interest Rate Screen, Note Repayment Schedule History Screen, Transaction History Screen, BLS Main Screen, BLS Transaction History Screen, BLS Servicing History Screen, BLS Service History Comments Screen, and Origination Screen within the Nelnet Servicing System.

We make no representation regarding the validity, enforceability, or authenticity of such Sources or the execution of these documents by the borrower.

•
The term “Instructions” means the instructions provided by Nelnet, on behalf of the Company, pertaining to a procedure, attribute, or methodology, as described in the table in the procedures section below.

•	The term “Provided Information” means the Sources and Instructions.

•
The term “Prior Transaction Sample Selections” means 14 Student Loans that were included in the data file procedures for the Nelnet Student Loan Trust 2025-A, Nelnet Student Loan Trust 2025-B, and Nelnet Student Loan Trust 2025-C transactions, and continue to remain in the Eligible Student Loans List.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.
We were instructed by the Structuring Agent, on behalf of the Company, to randomly select a sample of Student Loans from the eligible student loans in the Data File using the Borrower and Loan IDs in the Eligible Student Loans List and excluding the Prior Transaction Sample Selections.  We were instructed by the Structuring Agent, on behalf of the Company, to utilize a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans” as listed in Exhibit A attached hereto), of which 361 Selected Student Loans are included in the NSLT 2025-D Data File.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority until agreed.

2

Attribute	Sources / Instructions

Disbursement Year	The earliest year in the “Act Disb Date” field on Note Disbursements Screen

Original Principal Balance	“Orig Note Amt” field on Note Detail 2 Screen

Current Principal Balance	“CPB” field on Note Detail 2 Screen, “End CPB” field on Transaction History Screen, “Princ Discl Amt” field on Note Repayment Schedule History Screen

Loan Type	“Loan Type” field on Note Detail 2 Screen

Loan Status
“Status” field on Note Detail 1 Screen, “Status” field on Payment History for Loan Status and Interest Rate Screen, “Type” field on BLS Transaction History Screen, or the loan status indicated in the “Service History Comments” field on the BLS Servicing History Screen, and Loan Status Mapping

Current Status End Date
“End Dt of Stat” field on Note Detail 1 Screen, “Stat End” field on Payment History for Loan Status and Interest Rate Screen, or maturity date indicated in the “Service History Comments” field on the BLS Servicing History Screen

“Maturity Date" field on Note Repayment Schedule History Screen if Loan Status in the Data File was “Repayment”

Convert to Repayment Date	"Repay Cnvt Dt" field on Note Detail 1 Screen, repayment effective date indicated in the “Service History Comments” field on the BLS Servicing History Screen

Maturity Date
“Maturity Date" field on Note Repayment Schedule History Screen or recompute by adding the number of months in “Term” field on the Note Repayment Schedule History Screen to the date on the “First Pmt Dt” field on the Note Repayment Schedule History Screen.

Anticipated Graduation Date
"Grad Date" field on Note Detail 1 Screen, graduation date indicated in the “Service History Comments” field on the BLS Servicing History Screen
If Anticipated Graduation Date in the Data File is “12/31/9999,” consider the date to be “N/A”

Repayment Start Date	"First Pmt Dt" field on Note Repayment Schedule History Screen

Interest Rate
“Interest Rate” field on Note Detail 2 Screen, “Int Rate” field with the "Eff Dt" field on or before September 30, 2025, on Payment History for Loan Status and Interest Rate Screen, “Int Rate” field with the "Int Accr Start Date" field on or before September 30, 2025, on Note Repayment Schedule History Screen, BLS Service History Comments Screen

School Code	“School” field on Note Detail 2 Screen

State of Residence	“Address” field on BLS Main Screen

Original FICO	“Credit Score” field on Origination Screen

We found such information to be in agreement.

3

C.
For each Selected Student Loan, we observed the presence of a signed Promissory Note. The Specified Parties indicated that the absence of a signed Promissory Note constituted an exception. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s).

We found such information to be present.

We were engaged by the Company to perform this agreed‑upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
November 12, 2025

4

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

1	2025D001	51	2025D051	101	2025D101	151	2025D151
2	2025D002	52	2025D052	102	2025D102	152	2025D152
3	2025D003	53	2025D053	103	2025D103	153	2025D153
4	2025D004	54	2025D054	104	2025D104	154	2025D154
5	2025D005	55	2025D055	105	2025D105	155	2025D155
6	2025D006	56	2025D056	106	2025D106	156	2025D156
7	2025D007	57	2025D057	107	2025D107	157	2025D157
8	2025D008	58	2025D058	108	2025D108	158	2025D158
9	2025D009	59	2025D059	109	2025D109	159	2025D159
10	2025D010	60	2025D060	110	2025D110	160	2025D160
11	2025D011	61	2025D061	111	2025D111	161	2025D161
12	2025D012	62	2025D062	112	2025D112	162	2025D162
13	2025D013	63	2025D063	113	2025D113	163	2025D163
14	2025D014	64	2025D064	114	2025D114	164	2025D164
15	2025D015	65	2025D065	115	2025D115	165	2025D165
16	2025D016	66	2025D066	116	2025D116	166	2025D166
17	2025D017	67	2025D067	117	2025D117	167	2025D167
18	2025D018	68	2025D068	118	2025D118	168	2025D168
19	2025D019	69	2025D069	119	2025D119	169	2025D169
20	2025D020	70	2025D070	120	2025D120	170	2025D170
21	2025D021	71	2025D071	121	2025D121	171	2025D171
22	2025D022	72	2025D072	122	2025D122	172	2025D172
23	2025D023	73	2025D073	123	2025D123	173	2025D173
24	2025D024	74	2025D074	124	2025D124	174	2025D174
25	2025D025	75	2025D075	125	2025D125	175	2025D175
26	2025D026	76	2025D076	126	2025D126	176	2025D176
27	2025D027	77	2025D077	127	2025D127	177	2025D177
28	2025D028	78	2025D078	128	2025D128	178	2025D178
29	2025D029	79	2025D079	129	2025D129	179	2025D179
30	2025D030	80	2025D080	130	2025D130	180	2025D180
31	2025D031	81	2025D081	131	2025D131	181	2025D181
32	2025D032	82	2025D082	132	2025D132	182	2025D182
33	2025D033	83	2025D083	133	2025D133	183	2025D183
34	2025D034	84	2025D084	134	2025D134	184	2025D184
35	2025D035	85	2025D085	135	2025D135	185	2025D185
36	2025D036	86	2025D086	136	2025D136	186	2025D186
37	2025D037	87	2025D087	137	2025D137	187	2025D187
38	2025D038	88	2025D088	138	2025D138	188	2025D188
39	2025D039	89	2025D089	139	2025D139	189	2025D189
40	2025D040	90	2025D090	140	2025D140	190	2025D190
41	2025D041	91	2025D091	141	2025D141	191	2025D191
42	2025D042	92	2025D092	142	2025D142	192	2025D192
43	2025D043	93	2025D093	143	2025D143	193	2025D193
44	2025D044	94	2025D094	144	2025D144	194	2025D194
45	2025D045	95	2025D095	145	2025D145	195	2025D195
46	2025D046	96	2025D096	146	2025D146	196	2025D196
47	2025D047	97	2025D097	147	2025D147	197	2025D197
48	2025D048	98	2025D098	148	2025D148	198	2025D198
49	2025D049	99	2025D099	149	2025D149	199	2025D199
50	2025D050	100	2025D100	150	2025D150	200	2025D200

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

201	2025D201	242	2025D242	283	2025D283	324	2025D324
202	2025D202	243	2025D243	284	2025D284	325	2025D325
203	2025D203	244	2025D244	285	2025D285	326	2025D326
204	2025D204	245	2025D245	286	2025D286	327	2025D327
205	2025D205	246	2025D246	287	2025D287	328	2025D328
206	2025D206	247	2025D247	288	2025D288	329	2025D329
207	2025D207	248	2025D248	289	2025D289	330	2025D330
208	2025D208	249	2025D249	290	2025D290	331	2025D331
209	2025D209	250	2025D250	291	2025D291	332	2025D332
210	2025D210	251	2025D251	292	2025D292	333	2025D333
211	2025D211	252	2025D252	293	2025D293	334	2025D334
212	2025D212	253	2025D253	294	2025D294	335	2025D335
213	2025D213	254	2025D254	295	2025D295	336	2025D336
214	2025D214	255	2025D255	296	2025D296	337	2025D337
215	2025D215	256	2025D256	297	2025D297	338	2025D338
216	2025D216	257	2025D257	298	2025D298	339	2025D339
217	2025D217	258	2025D258	299	2025D299	340	2025D340
218	2025D218	259	2025D259	300	2025D300	341	2025D341
219	2025D219	260	2025D260	301	2025D301	342	2025D342
220	2025D220	261	2025D261	302	2025D302	343	2025D343
221	2025D221	262	2025D262	303	2025D303	344	2025D344
222	2025D222	263	2025D263	304	2025D304	345	2025D345
223	2025D223	264	2025D264	305	2025D305	346	2025D346
224	2025D224	265	2025D265	306	2025D306	347	2025D347
225	2025D225	266	2025D266	307	2025D307	348	2025D348
226	2025D226	267	2025D267	308	2025D308	349	2025D349
227	2025D227	268	2025D268	309	2025D309	350	2025D350
228	2025D228	269	2025D269	310	2025D310	351	2025D351
229	2025D229	270	2025D270	311	2025D311	352	2025D352
230	2025D230	271	2025D271	312	2025D312	353	2025D353
231	2025D231	272	2025D272	313	2025D313	354	2025D354
232	2025D232	273	2025D273	314	2025D314	355	2025D355
233	2025D233	274	2025D274	315	2025D315	356	2025D356
234	2025D234	275	2025D275	316	2025D316	357	2025D357
235	2025D235	276	2025D276	317	2025D317	358	2025D358
236	2025D236	277	2025D277	318	2025D318	359	2025D359
237	2025D237	278	2025D278	319	2025D319	360	2025D360
238	2025D238	279	2025D279	320	2025D320	361	2025D361
239	2025D239	280	2025D280	321	2025D321
240	2025D240	281	2025D281	322	2025D322
241	2025D241	282	2025D282	323	2025D323

Note: The Company has assigned a unique Student Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan ID numbers.

Exhibit B
Loan Status Mapping

Loan Status Code Per Data File	Loan Status
DS	Deferment Schl
DX	Defer Fixed
EG	Extended Grace
F	Forbearance
G	Grace
GF	Grace Fixed Pmt
I	Interim
ID	Intern Res Def
IG	Grace Int Only
ME	Military Forb
MR	Military Repayment
P	Paid in Full
PP	Pre Paid in Full
R	Repayment
S	School
SD	Sch Defer Mthly
SF	Sch Fixed Pmt
SM	School Monthly
L2	Loan Mod 2
RC	Ref Collection